Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 33,884	$ 58,590
Restricted cash	1,336	2,865
Accounts receivable, net	10,425	14,436
Amounts due from related parties	17,936	28,562
Prepaid expenses and other current assets	7,698	1,895
Notes receivable	4,745	4,764
Total current assets	76,024	111,112
Vessels, net	1,009,973	1,043,250
Other long-term assets	6,621	5,632
Deferred dry dock and special survey costs, net	12,723	10,820
Investment in affiliates	66,481	66,296
Loans receivable from affiliates	31,840	27,657
Intangible assets	3,749	4,332
Amounts due from related parties	38,086	28,880
Notes receivable, net of current portion	9,673	11,629
Note receivable from affiliates	4,666	4,525
Total non-current assets	1,183,812	1,203,021
Total assets	1,259,836	1,314,133
Current liabilities
Accounts payable	4,077	4,839
Accrued expenses	6,253	5,434
Deferred revenue	10,156	15,256
Current portion of financial liabilities, net	4,515	1,699
Current portion of long-term debt, net	7,165	25,105
Total current liabilities	32,166	52,333
Long-term financial liabilities, net	45,031	22,121
Long-term debt, net	428,352	458,560
Deferred revenue	3,880	4,366
Total non-current liabilities	477,263	485,047
Total liabilities	509,429	537,380
Commitments and contingencies
Partners’ capital:
Common Unitholders (10,983,785 and 11,270,283 units issued and outstanding at June 30, 2019 and December 31, 2018, respectively)	774,475	800,374
General Partner (230,524 and 230,006 units issued and outstanding at June 30, 2019 and December 31, 2018, respectively)	5,355	5,802
Notes receivable	(29,423)	(29,423)
Total partners’ capital	750,407	776,753
Total liabilities and partners’ capital	$ 1,259,836	$ 1,314,133